FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial instruments at amortised cost (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value measurements of assets
Carrying value	₽ (914,584)	₽ (808,045)
Transfer of assets at fair value from level 1 to level 2	0	0	₽ 0
Transfer of assets at fair value from level 2 to level 1	0	0	0
Assets transfers into Level 3 fair value measurements	0	0	0
Assets transfers out of Level 3 fair value measurements	0	0	0
Transfer of liabilities at fair value from level 1 to level 2	0	0	0
Transfer of liabilities at fair value from level 2 to level 1	0	0	0
Liabilities transfers into Level 3 fair value measurements	0	0	0
Liabilities transfers out of Level 3 fair value measurements	0	0	0
Transfers in and out of categories of financial instruments	0		0
Swaps | At FVTPL
Fair value measurements of assets
Financial assets, at fair value			678
Swaps | At fair value through other comprehensive income
Fair value measurements of assets
Financial assets, at fair value			₽ (678)
Fair value
Fair value measurements of assets
Fair value	(458,320)	(438,323)
Gross Book Value
Fair value measurements of assets
Carrying value	(462,139)	(429,267)
Level 1 | Fair value | Notes [Member]
Fair value measurements of assets
Fair value	(173,903)	(200,198)
Level 1 | Gross Book Value | Notes [Member]
Fair value measurements of assets
Carrying value	(174,984)	(191,142)
Level 3 | Fair value | Unquoted Notes
Fair value measurements of assets
Fair value	(17,012)	(17,012)
Level 3 | Fair value | Bank and other loans
Fair value measurements of assets
Fair value	(267,405)	(221,113)
Level 3 | Gross Book Value | Unquoted Notes
Fair value measurements of assets
Carrying value	(17,012)	(17,012)
Level 3 | Gross Book Value | Bank and other loans
Fair value measurements of assets
Carrying value	₽ (270,143)	₽ (221,113)